Statement of Investments

July 31, 2021 (unaudited)

Aberdeen Japan Equity Fund, Inc.

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (109.4%)
JAPAN (109.4%)
Communication Services (6.5%)
Coconala, Inc.(a)	35,700	$559,767
KDDI Corp.	113,500	3,471,239
Okinawa Cellular Telephone Co.	18,500	880,035
ValueCommerce Co. Ltd.	66,200	2,297,329
Z Holdings Corp.	349,900	1,751,312
		8,959,682
Consumer Discretionary (23.5%)
Edulab, Inc.	15,800	658,697
Koito Manufacturing Co. Ltd.(b)	48,400	2,962,107
Nitori Holdings Co. Ltd.	10,700	2,033,813
Resorttrust, Inc.	136,600	2,245,159
Scroll Corp.	173,900	1,371,053
Shoei Co. Ltd.	39,600	1,659,044
Sony Group Corp.(b)	56,200	5,871,016
Stanley Electric Co. Ltd.	115,500	3,013,735
Toyota Motor Corp.(b)	86,600	7,774,556
USS Co. Ltd.	127,600	2,221,252
Workman Co. Ltd.	7,900	545,049
Yamaha Corp.	40,200	2,227,643
		32,583,124
Consumer Staples (7.4%)
Asahi Group Holdings Ltd.	118,000	5,309,354
Milbon Co. Ltd.	20,200	1,114,347
Pigeon Corp.	16,400	472,209
Shiseido Co. Ltd.	26,600	1,777,829
Welcia Holdings Co. Ltd.	48,200	1,640,713
		10,314,452
Financials (10.2%)
Japan Exchange Group, Inc.	71,600	1,628,542
Tokio Marine Holdings, Inc.(b)	124,500	5,933,802
Tokyo Century Corp.(b)	34,700	1,909,646
WealthNavi, Inc.(a)	36,500	1,422,469
Zenkoku Hosho Co. Ltd.	72,000	3,266,705
		14,161,164
Health Care (9.7%)
AS One Corp.	6,000	815,184
Asahi Intecc Co. Ltd.	38,500	1,043,238
Astellas Pharma, Inc.	127,800	2,035,518
BML, Inc.	35,200	1,215,725
Chugai Pharmaceutical Co. Ltd.(b)	40,100	1,477,705
Daiichi Sankyo Co. Ltd.	52,100	1,031,804
Hoya Corp.(b)	19,100	2,696,338
Jeol Ltd.	23,700	1,541,192

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Japan Equity Fund, Inc.

Menicon Co. Ltd.	12,800	$935,615
Takara Bio, Inc.	25,700	642,444
		13,434,763
Industrials (20.5%)
Amada Co. Ltd.(b)	461,500	4,743,357
Daikin Industries Ltd.(b)	16,800	3,508,389
FANUC Corp.(b)	12,200	2,732,404
Makita Corp.(b)	52,800	2,745,544
MISUMI Group, Inc.(b)	120,000	4,182,618
Nabtesco Corp.	77,900	2,950,574
Nihon M&A Center, Inc.	26,200	729,644
Recruit Holdings Co. Ltd.(b)	85,700	4,441,884
SHO-BOND Holdings Co. Ltd.	34,900	1,474,228
Takuma Co. Ltd.	55,700	894,395
		28,403,037
Information Technology (16.4%)
Advantest Corp.(b)	26,300	2,321,789
Appier Group, Inc.(a)	33,500	423,716
Elecom Co. Ltd.	80,400	1,415,529
Fukui Computer Holdings, Inc.	30,400	1,120,854
Keyence Corp.(b)	7,800	4,344,619
Murata Manufacturing Co. Ltd.(b)	37,600	3,120,263
NEC Corp.	36,500	1,851,171
NEC Networks & System Integration Corp.	85,100	1,509,125
Otsuka Corp.	23,600	1,226,270
Sanken Electric Co. Ltd.(a)(b)	32,600	1,547,041
Sansan, Inc.(a)	14,000	1,144,793
Tokyo Electron Ltd.	4,200	1,732,187
Zuken, Inc.	32,200	1,014,579
		22,771,936
Materials (10.7%)
Kansai Paint Co. Ltd.(b)	88,400	2,171,051
Nippon Paint Holdings Co. Ltd.	120,100	1,532,979
Nippon Sanso Holdings Corp.(b)	201,200	4,453,772
Shin-Etsu Chemical Co. Ltd.(b)	33,800	5,513,765
Taoka Chemical Co. Ltd.	10,600	1,207,427
		14,878,994
Real Estate (4.5%)
Heiwa Real Estate Co. Ltd.(b)	69,300	2,500,889
Tokyu Fudosan Holdings Corp.	654,800	3,696,574
		6,197,463
Total Common Stocks		151,704,615

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)

Aberdeen Japan Equity Fund, Inc.

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.1%
UNITED STATES—0.1%
81,335	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	81,335
Total Short-Term Investment—0.1% (cost $81,335)		81,335
Total Investments—109.5% (cost $129,758,453)		151,785,950
Liabilities in Excess of Other Assets—(9.5)%		(13,142,797)
Net Assets—100.0%		$138,643,153

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Japan Equity Fund, Inc.